As filed with the Securities and Exchange Commission on March 7, 2006


                                                      Registration No. 333-83951
                                                             File No.  811-09497

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |  |

      Pre-Effective Amendment No. _______                        |  |

      Post-Effective Amendment No.__11__                         | X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |  |

      Amendment No.____13____                                    | X|


                        (Check appropriate box or boxes)

                            DIVIDEND GROWTH TRUST
               (Formerly EASTERN POINT ADVISORS FUNDS TRUST)
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                          108 Traders Cross, Suite 105
                         Bluffton, South Carolina 29910
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                  (866)348-4769
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                         C. Troy Shaver, Jr., President
                          Dividend Growth Advisors, LLC
                          108 Traders Cross, Suite 105
                         Bluffton, South Carolina 29910
- ------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                              Raymond A. O'Hara III
                        Blazzard, Grodd & Hasenauer, P.C.
                               943 Post Road East
                               Westport, CT 06880


It is proposed that this filing will become effective (check appropriate box)


      |X|  immediately upon filing pursuant to paragraph (b)

      | |  on (date) pursuant to paragraph (b)

      | |  60 days after filing pursuant to paragraph (a)(1)

      | |  on (date) pursuant to paragraph (a)(1)

      | |  75 days after filing pursuant to paragraph (a)(2)

      | |  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


      | | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Shares of beneficial interest


-------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 10 (File Nos. 333-83951 and 811-09497) filed on January 31, 2006 are incorporated herein by reference. The sole purpose of this Post-Effective Amendment No. 11 is to revise Item 27 of Part C.

-------------------------------------------------------------------------------


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.



                              DIVIDEND GROWTH TRUST

                           PART C - OTHER INFORMATION

ITEM 23.

EXHIBITS:


(a) Trust Instrument -- Incorporated herein by reference to Exhibit No. 23(a) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

      1) Certificate of Trust -- Incorporated herein by reference to Exhibit No. 23(a)(1) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

      2) FORM OF: Revised Schedule A to Trust instrument is incorporated herein by reference to Exhibit No. 23(a)(2)to Post-Effective Amendment No. 5 as filed electronically on December 18, 2003 ("PEA No. 5").

(b) By-Laws --Incorporated herein by reference to Exhibit No. 23(b) to the Trust's Initial Registration Statement filed July 29, 1999.

(c) Instruments Defining Rights of Security Holders -- Not applicable

(d) Investment Advisory Agreement.

         Investment Advisory Agreement by and between the Trust and Dividend Growth Advisors, LLC -- Incorporated herein by reference to Post-Effective Amendment No. 9 as filed electronically on December 2, 2005.


(e)  Distribution Agreement

     (1) Form of Distribution Agreement by and among Eastern Point Advisors Funds Trust, Eastern Point Advisors, Inc. and Unified Financial Securities, Inc. - Incorporated herein by reference to Exhibit No. 23(e)(1) to Post-Effective Amendment No. 7 filed electronically on December 3, 2004.

     (2) Form of Selling Agreement - Incorporated herein by reference to Exhibit No. 23(e)(2) to Post-Effective Amendment No. 7 filed electronically on December 3, 2004.


(f) Bonus or Profit Sharing Contracts -- None.

(g) Form of Custody Agreement by and between Eastern Point Advisors Funds Trust and The Huntington National Bank - Incorporated herein by reference to Exhibit No. 23(g) to Post-Effective Amendment No. 7 filed electronically on December 3, 2004.

(h)  Other Material Contracts

     (1) Form of Mutual Fund Services Agreement between Eastern Point Advisors Funds Trust and Unified Fund Services, Inc. - Incorporated herein by reference to Exhibit No. 23(h) to Post-Effective Amendment No. 7 filed electronically on December 3, 2004.

     (2) Form of Expense Limitation Agreement between the Trust and Dividend Growth Advisors, LLC -- Incorporated herein by reference to Post-Effective Amendment No. 9 as filed electronically on December 2, 2005.

(i) Opinion and Consent of Counsel - Incorporated herein by reference to Post-Effective Amendment No. 10 as filed electronically on January 31, 2006.

(j) Consent of Briggs, Bunting & Dougherty, LLP - Incorporated herein by reference to Post-Effective Amendment No. 10 as filed electronically on January 31, 2006.

(k) Financial Statements -- Incorporated herein by reference to each Fund's Annual Report dated September 30, 2005, as filed electronically with the Securities and Exchange Commission on December 9, 2005.

(l) Initial Capital Agreements -- Incorporated herein by reference to Exhibit No. 23(l) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

(m)   Rule 12b-1 Plan

     (1) Eastern Point Advisors Twenty Fund.

           a) Incorporated herein by reference to Exhibit No. 23(m) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

           b) FORM OF: Class B Shares Rule 12b-1 Plan incorporated herein by reference to Exhibit No. 23(m)(2) to PEA #4.

     (2) Rising Dividend Growth Fund.

           a) FORM OF: The Distribution Plan for Class A Shares -- Incorporated herein by reference to Post-Effective Amendment No. 9 as filed electronically on December 2, 2005.


           b) FORM OF: The Distribution and Service Plan for Class C Shares -- Incorporated herein by reference to Post-Effective Amendment No. 9 as filed electronically on December 2, 2005.

(n) Financial Data Schedule -- not applicable.

(o)  Rule 18f-3 Plan

     (1) Eastern Point Advisors Twenty Fund.

           a) Incorporated herein by reference to Exhibit No. 23(o) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

           b) FORM OF: Class B shares Rule 18f-3Plan incorporated herein by reference to Exhibit No. 23(o)(2) of PEA #4.

     (2) Rising Dividend Growth Fund.

           a) FORM OF: Rule 18f-3 Multiple Class Plan is incorporated herein by reference to Exhibit No. 23(o)(2)(a) to PEA No. 5.

(p) (1) Code of Ethics for Registrant is incorporated herein by reference to Exhibit No. 23(p) to Post-Effective Amendment No. 1 filed electronically January 29, 2001.

     (2) Code of Ethics for Dividend Growth Advisors, LLC is incorporated herein by reference to Exhibit No. 23(p)(2) to Post-Effective Amendment No. 8 filed electronically on February 1, 2005.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not Applicable

ITEM 25.  INDEMNIFICATION

Trust Instrument (Article IX, Section 2) limits the liabilities of Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by Section 3817 of Chapter 38 of Title 12 of the Delaware Code, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant maintains Errors and Omissions insurance with Directors and Officers liability coverage.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Dividend Growth Advisors, LLC (the "Advisor"), is a registered investment adviser founded in 2003. The Advisor is primarily engaged in the investment advisory business. The Trust is the only registered investment company to which the Advisor serves as investment adviser. Information as to the officers and directors of the Advisor is included in its Form ADV filed January 26, 2006 with the Securities and Exchange Commission (Registration Number 801-62643) and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust. Unified Financial Securities, Inc. is also the underwriter for the American Pension Investors Trust, the Sparrow Funds, TrendStar Investment Trust, and the Unified Series Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:

------------------------------------------ ------------------------------- ----------------------------------
           Name and Principal                  Positions and Offices                 Positions and
            Business Address                      with Underwriter                 Offices with Fund
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Gregory S. Drose                           President                       None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Terrance P. Gallagher                      Chief Compliance Officer        None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Stephen D. Highsmith, Jr.                  Director, Senior Vice           None
431 North Pennsylvania Street              President, Secretary,
Indianapolis, Indiana 46204                Treasurer
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Karyn E. Cunningham                        Controller                      None
431 North Pennsylvania Street
Indianapolis, Indiana 46204

------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
D. Eric McKenzie Assistant Vice President None 431 North Pennsylvania Street
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------

(c)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
           (1)                      (2)                  (3)                    (4)                   (5)
                            Net Underwriting        Compensation on
   Name of Principal          Discounts and         Redemption and
     Underwriter              Commissions            Repurchase        Brokerage Commission     Other Compensation
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Unified Financial
    Securities, Inc.           0                      0                $ 51,169                     0

------------------------- ---------------------- ----------------------- ---------------------- ----------------------

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(A)   Dividend Growth Advisors, LLC
      108 Traders Cross
      Suite 105
      Bluffton, SC 29910
      (records relating to its function as advisor to the Rising
      Dividend Growth Fund and the Capital Appreciation Fund)

(B)   Huntington National Bank
      41 South High Street
      Columbus, OH 43125
      (records relating to its function as custodian of the Trust)

(C) Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204 (records relating to its function as administrator, fund accounting services agent, dividend paying agent and transfer agent for the Trust)

(D) Unified Financial Securities, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204 (records relating to its function as distributor of the shares of the Trust)



ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.


ITEM 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bluffton and the State of South Carolina on this 6th day of March, 2006.


                              DIVIDEND GROWTH TRUST
                             (Registrant)


                            By:/s/C. TROY SHAVER, JR.
                             -----------------------------
                               C. Troy Shaver, Jr.
                               President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                         Title                               Date


/s/C. TROY SHAVER, JR.             President, Chief Compliance       3-6-06
------------------------------     Officer and Trustee               ---------
C. Troy Shaver, Jr.


/s/Earl L. Mason*                  Chairman and Trustee              3-6-06
- ------------------------------                                     ----------
Earl L. Mason


/s/Roger B. Rainville*             Trustee                           3-6-06
- ------------------------------                                     ----------
Roger B. Rainville


/s/W. Thomas Smith*                Trustee                           3-6-06
- ------------------------------                                     ---------
W. Thomas Smith


/s/Jere E. Estes*                  Treasurer and Principal           3-6-06
- -----------------------------    Accounting Officer                ----------
Jere E. Estes


*By: /s/C. TROY SHAVER, JR.
    ----------------------------
    C. Troy Shaver, Jr.
    Attorney-in-Fact





                            EXHIBIT INDEX

Item No.                       Description
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